Nova Fund Expense Example - Investor Class and Class H [Member] - Nova Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,642
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,917